Share-Based Payments - Summary Of Change in Number of BSAX Outstanding (Detail)				12 Months Ended
	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	23,600	16,500	16,500
BSAX [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period					1,036
Granted during the period				0	0	0
Forfeited during the period				0	0	0
Exercised during the period					1,036
Expired during the period				0	0	0
Balance at end of period						1,036
BSAX [member] | Scenario, Previously Reported [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period						1,036